STARBOARD INVESTMENT TRUST

RiskX Funds

Supplement to the Prospectus, and
Summary Prospectuses

March 6, 2015
This supplement to the Prospectus and Summary Prospectuses dated February 27, 2015 for the RiskX Funds ("Funds"), all series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectuses and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.
This supplement is to update language in the Prospectus dated February 27, 2015 relative to the benchmark indices of the Rx Non Traditional Fund, the Rx Dividend Income Fund, and the Rx Premier Managers Fund.
Prospectus and Summary Prospectuses
For the Rx Dynamic Growth Fund, the table and accompanying footnotes titled "Average Annual Total Returns" under the section titled "Performance Information" is revised by replacing it in its entirety with the following:
Average Annual Total Returns Periods Ended December 31, 2014	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	3.84% 0.72% 2.81%	8.63% 6.63% 6.08%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	8.47%
Advisor Class Shares Before taxes	2.73%	3.75%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	4.96%
*The Institutional Class Shares began operating on October 2, 2009.  The Advisor Class Shares began operating on February 18, 2011. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.

For the Rx Non Traditional Fund, the table and accompanying footnotes titled "Average Annual Total Returns" under the section titled "Performance Information" is revised by replacing it in its entirety with the following:
Average Annual Total Returns Periods Ended December 31, 2014	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	1.83% 1.06% 1.15%	0.09% -0.36% -0.15%
Barclays 1-3 Month Treasury TR Index** (reflects no deductions for fees and expenses)	0.03%	0.04%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	10.33%
Advisor Class Shares Before taxes	0.77%	-0.53%
Barclays 1-3 Month Treasury TR Index** (reflects no deductions for fees and expenses)	0.03%	0.04%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	11.27%
*The Institutional Class Shares began operating on September 20, 2012.  The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
**In prior prospectuses, the Fund compared its performance against only the S&P Global Broad Market Index.  The Advisor believes the Barclays 1-3 Month Treasury TR Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the S&P Global Broad Market Index and, therefore, the Barclays 1-3 Month Treasury TR Index will replace the S&P Global Broad Market Index in future comparisons.  The Barclays 1-3 Month Treasury TR Index is a market-capitalization-weighted index that includes all publicly issued United States Treasury securities that have a remaining maturity of between 1 and 3 years with $250 million or more of outstanding face value.

For the Rx Dividend Income Fund, the table and accompanying footnotes titled "Average Annual Total Returns" under the section titled "Performance Information" is revised by replacing it in its entirety with the following:
Average Annual Total Returns Periods Ended December 31, 2014	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	-0.55% -2.76% -0.30%	7.03% 5.20% 4.70%
MSCI ACWI High Dividend Yield NR Index** (reflects no deductions for fees and expenses)	-1.98%	5.56%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	10.33%
Advisor Class Shares Before taxes	-1.61%	7.79%
MSCI ACWI High Dividend Yield NR Index** (reflects no deductions for fees and expenses)	-1.98%	6.21%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	11.27%
*The Institutional Class Shares began operating on September 20, 2012.  The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
**In prior prospectuses, the Fund compared its performance against only the S&P Global Broad Market Index.  The Advisor believes the MSCI ACWI High Dividend Yield NR Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the S&P Global Broad Market Index and, therefore, the MSCI ACWI High Dividend Yield NR Index will replace the S&P Global Broad Market Index in future comparisons.  The MSCI ACWI High Dividend Yield NR Index includes large and mid cap stocks across 23 developed markets and 21 emerging markets.

For the Rx Premier Managers Fund, the table and accompanying footnotes titled "Average Annual Total Returns" under the section titled "Performance Information" is revised by replacing it in its entirety with the following:
Average Annual Total Returns Periods Ended December 31, 2014	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	4.53% 3.07% 2.77%	11.56% 10.08% 8.70%
78% S&P Global BMI Index/12% Barclay's Global Aggregate Index/10% Barclay's 1-3 Year Treasury Index ** (reflects no deductions for fees and expenses)	1.71%	13.92%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	10.33%
Advisor Class Shares Before taxes	3.51%	11.06%
78% S&P Global BMI Index/12% Barclay's Global Aggregate Index/10% Barclay's 1-3 Year Treasury Index ** (reflects no deductions for fees and expenses)	1.71%	14.03%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	11.27%
*The Institutional Class Shares began operating on September 20, 2012.  The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
**In prior prospectuses, the Fund compared its performance against only the S&P Global Broad Market Index.  The Advisor believes that a blended 78% S&P Global BMI Index/12% Barclay's Global Aggregate Index/10% Barclay's 1-3 Year Treasury Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the S&P Global Broad Market Index and, therefore, a blended 78% S&P Global BMI Index/12% Barclay's Global Aggregate Index/10% Barclay's 1-3 Year Treasury Index will replace the S&P Global Broad Market Index in future comparisons.  The blended 78% S&P Global BMI Index/12% Barclay's Global Aggregate Index/10% Barclay's 1-3 Year Treasury Index is a blend of indices primarily consisting of a market-capitalization-weighted index that provides a broad measure of the global equities markets, but also includes a broad-based measure of the global investment grade fixed-rate debt markets, and publicly issued United States Treasury securities that have a remaining maturity of between 1 and 3 years.

Investors Should Retain This Supplement for Future Reference
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